Variable Interest Entities (Details) - NSPML - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Total assets	$ 554	$ 545
Maximum exposure to losss	$ 23	$ 51